FINANCIAL INSTRUMENTS (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Investments in marketable securities	$ 3,173
Government bonds - NIS linked to the Israeli CPI
Disclosure of detailed information about financial instruments [line items]
Investments in marketable securities	368
Government bonds - NIS
Disclosure of detailed information about financial instruments [line items]
Investments in marketable securities	838
Corporate bonds - NIS linked to the Israeli CPI
Disclosure of detailed information about financial instruments [line items]
Investments in marketable securities	1,008
Corporate bonds - NIS
Disclosure of detailed information about financial instruments [line items]
Investments in marketable securities	777
Current account
Disclosure of detailed information about financial instruments [line items]
Investments in marketable securities	$ 182